Property, Plant and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Depreciation			$ 1,387,698	$ 1,179,814	$ 809,313
Payment for capital expenditure		$ 7,300,000	13,572,260	2,413,172
Warehouse Construction [Member]
Payment for capital expenditure			3,400,000
RMB [Member]
Payment for capital expenditure			80,800,000
RMB [Member] | Warehouse Construction [Member]
Payment for capital expenditure			$ 23,200,000
Subsequent Event [Member]
Property plant and equipment additional amount	$ 4,400,000
Subsequent Event [Member] | Equipment and Machinery [Member]
Property plant and equipment additional amount	3,100,000
Subsequent Event [Member] | Warehouse Construction [Member]
Property plant and equipment additional amount	1,300,000
Subsequent Event [Member] | RMB [Member]
Property plant and equipment additional amount	30,600,000
Subsequent Event [Member] | RMB [Member] | Equipment and Machinery [Member]
Property plant and equipment additional amount	21,400,000
Subsequent Event [Member] | RMB [Member] | Warehouse Construction [Member]
Property plant and equipment additional amount	$ 9,200,000
Property and Equipment [Member]
Collateralized Financings				8,426,982
Bank Of Communications [Member]
Collateralized Financings				$ 2,900,000